Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended
		Oct. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A Shares – Return Before Taxes
Average Annual Return, Percent			40.47%	11.78%	10.84%
Performance Inception Date		Dec. 31, 2025
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A Shares – Return After Taxes on Distributions
Average Annual Return, Percent	[1]		38.14%	11.19%	10.50%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A Shares – Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[1]		25.55%	9.45%	9.07%
Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I Shares – Return Before Taxes
Average Annual Return, Percent			47.54%	13.11%	11.66%
Performance Inception Date		Dec. 31, 2025
Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A Shares – Return Before Taxes
Average Annual Return, Percent			7.88%	0.27%	2.11%
Performance Inception Date		Dec. 31, 2025
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A Shares – Return After Taxes on Distributions
Average Annual Return, Percent	[2]		6.47%	(0.40%)	1.67%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A Shares – Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[2]		4.65%	(0.09%)	1.44%
Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I Shares – Return Before Taxes
Average Annual Return, Percent			13.20%	1.41%	2.82%
Performance Inception Date		Dec. 31, 2025
Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A – Return Before Taxes
Average Annual Return, Percent			54.61%	12.80%	9.29%
Performance Inception Date		Dec. 31, 2025
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A – Return After Taxes on Distributions
Average Annual Return, Percent	[3]		52.43%	12.06%	8.76%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A – Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[3]		34.12%	10.25%	7.63%
Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I – Return Before Taxes
Average Annual Return, Percent			62.35%	14.14%	10.08%
Performance Inception Date		Dec. 31, 2025
Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A Shares – Return Before Taxes
Average Annual Return, Percent			19.76%	0.20%	5.01%
Performance Inception Date		Dec. 31, 2025
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A Shares – Return After Taxes on Distributions
Average Annual Return, Percent	[4]		19.09%	(1.05%)	3.95%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A Shares – Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[4]		11.96%	0.04%	3.84%
Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I Shares – Return Before Taxes
Average Annual Return, Percent			25.72%	1.37%	5.75%
Performance Inception Date		Dec. 31, 2025
Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A Shares – Return Before Taxes
Average Annual Return, Percent			118.84%	11.36%	18.39%
Performance Inception Date		Dec. 31, 2025
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A Shares – Return After Taxes on Distributions
Average Annual Return, Percent	[5]		113.27%	9.89%	16.40%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A Shares – Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[5]		70.53%	8.27%	14.49%
Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I Shares – Return Before Taxes
Average Annual Return, Percent	[6]		129.70%	12.66%	19.15%
Performance Inception Date	[6]	Dec. 31, 2025
MSCI All Country World Ex USA Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI All Country World Ex USA Value Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			39.50%	11.87%	8.74%
MSCI World Ex USA Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI World Ex USA Value Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			42.23%	13.94%	9.16%
Bloomberg World ex US Large & Mid Cap Net Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg World ex US Large & Mid Cap Net Return Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			31.47%	7.59%	8.43%
JPMorgan GBI Global ex-US FX NY Index Unhedged in USD (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		JPMorgan GBI Global ex-US FX NY Index Unhedged in USD (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			6.91%	(6.24%)	(0.75%)
FTSE Non USD World Government Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		FTSE Non USD World Government Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			8.47%	(5.21%)	(0.16%)
Bloomberg Global Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg Global Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			8.17%	(2.15%)	1.26%
S&P International Dividend Opportunities Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P International Dividend Opportunities Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			31.31%	8.38%	7.68%
MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			33.57%	4.20%	8.42%
Philadelphia Gold & Silver Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Philadelphia Gold & Silver Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			155.10%	21.88%	24.43%
NYSE ARCA Gold Miners Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		NYSE ARCA Gold Miners Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			155.37%	19.39%	20.40%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			17.88%	14.42%	14.82%

[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for classes other than Class A will vary from returns shown for Class A.
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for classes other than Class A will vary from returns shown for Class A.
[3]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for classes other than Class A will vary from returns shown for Class A.
[4]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for classes other than Class A will vary from returns shown for Class A.
[5]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[6]	Class A shares were first offered on July 19, 2013. Class I shares were first offered on November 20, 2018. The performance figures for Class I include the performance for Class A for the periods prior to the start date of Class I. Class A imposes higher expenses than Class I.